Share-based Compensation Stock Incentive Plans - Stock Incentive Plans (Details) - shares	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
AEON 2013 Stock Incentive Plan
Share-based Compensation Stock Incentive Plans
Aggregate number of shares available for future grant	27,884,000	27,884,000	27,884,000
Minimum shareholding as a percentage of total combined voting power of all classes of stock of the Company	10.00%
Exercise price of options as a percentage of the estimated fair value of the Company's common stock, maximum	110.00%
AEON 2013 Stock Incentive Plan | Stock options issued and outstanding
Share-based Compensation Stock Incentive Plans
Expiration term of awards	10 years
Percentage of vesting on the first anniversary of the date of grant	25.00%
AEON 2013 Stock Incentive Plan | Stock options issued and outstanding | Minimum
Share-based Compensation Stock Incentive Plans
Vesting period	3 years
AEON 2013 Stock Incentive Plan | Stock options issued and outstanding | Maximum
Share-based Compensation Stock Incentive Plans
Vesting period	4 years
AEON 2013 Stock Incentive Plan | Stock options granted to a 10% stockholder
Share-based Compensation Stock Incentive Plans
Expiration term of awards	5 years
AEON 2013 Stock Incentive Plan | Restricted stock awards | Minimum
Share-based Compensation Stock Incentive Plans
Vesting period	1 year
AEON 2013 Stock Incentive Plan | Restricted stock awards | Maximum
Share-based Compensation Stock Incentive Plans
Vesting period	3 years
ABP Sub Inc. 2019 Incentive Award Plan
Share-based Compensation Stock Incentive Plans
Aggregate number of shares available for future grant	199,328	199,328	199,328
Options outstanding contractual term	7 years 7 months 6 days
Options exercisable contractual term	7 years 2 months 12 days